INCOME TAXES - Tax Effects of Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Losses (Canada)	$ 2	$ 0
Valuation allowance	(2)	0
Deferred income tax assets	$ 0	$ 0